Selected Statements of Operations Data (Schedule Of Financial Expenses and Others, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income:
Interest on deposits	$ 143	$ 93	$ 107
Foreign currency translation differences and derivatives	566	3,296	3,054
Total gross financial income	709	3,389	3,161
Financial expenses:
Bank charges and interest on loans	(5,974)	(7,538)	(5,016)
Foreign currency translation differences and derivatives	(4,082)	(4,049)	(4,451)
Non-cash revaluation expenses associated with business combination	(1,703)	(110)
Others	(424)	(160)	0
Total gross financial expenses	(12,183)	(11,857)	(9,467)
Financial expenses and others, net	$ (11,474)	$ (8,468)	$ (6,306)